Noninterest Revenue (Tables)	6 Months Ended
Jun. 30, 2011
Noninterest Revenue (Tables) [Abstract]
Components of investment banking fees

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Underwriting:
Equity	$455	$354	$834	$767
Debt	876	711	1,858	1,462
Total underwriting	1,331	1,065	2,692	2,229
Advisory	602	356	1,034	653
Total investment banking fees	$1,933	$1,421	$3,726	$2,882

Principal transactions revenue

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Trading revenue by risk exposure:
Interest rate	$(325)	$288	$190	$572
Credit	919	1,371	2,198	3,418
Foreign exchange	225	474	785	1,172
Equity	754	37	1,778	1,029
Commodity(a)	729	(160)	1,291	205
Total trading revenue	$2,302	$2,010	$6,242	$6,396
Private equity gains/(losses)(b)	838	80	1,643	242
Principal transactions	$3,140	$2,090	$7,885	$6,638

(a)
Includes realized gains and realized and unrealized losses on physical commodities inventory that is carried at the lower of cost or market, and gains and losses on commodity derivatives and other financial instruments that are carried at fair value through income. Commodity derivatives are frequently used to manage the Firm's risk exposure to its physical commodity inventory.

(b)	Includes revenue on private equity investments held in the Private Equity business within Corporate/Private Equity, as well as those held in other business segments.

Components of asset management, administration and commissions

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Asset management:
Investment management fees	$1,655	$1,317	$3,149	$2,644
All other asset management fees	148	116	292	225
Total asset management fees	1,803	1,433	3,441	2,869
Total administration fees(a)	579	531	1,130	1,022
Commission and other fees:
Brokerage commissions	699	753	1,462	1,456
All other commissions and fees	622	632	1,276	1,267
Total commissions and fees	1,321	1,385	2,738	2,723
Total asset management, administration and commissions	$3,703	$3,349	$7,309	$6,614

(a)	Includes fees for custody, securities lending, funds services and securities clearance.